Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31,
	2021	2020
Cost
Computers, software and manufacturing equipment	$14,916	$21,086
Office furniture and equipment	17,684	15,679

Total cost	32,600	36,765

Total accumulated depreciation	16,089	23,165

Property, Plant and Equipment, Net	$16,511	$13,600